                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2001
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         BVF Inc.
              ----------------------------------
Address:      227 West Monroe Street, Suite 4800
              ----------------------------------
              Chicago, Illinois 60606
              ----------------------------------

Form 13F File Number: 28-6800
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Mark N. Lampert
         -------------------------------
Title:           President
         -------------------------------
Phone:           (312)263-7777
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Mark N. Lampert                 San Francisco, CA     2/14/02
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:           1
                                        --------------------------------
Form 13F Information Table Entry Total:      23
                                        --------------------------------
Form 13F Information Table Value Total:      $152,734
                                        --------------------------------
                                             (thousands)

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.       Form 13F File Number        Name
      1        28-6770                     BVF Partners L.P.
     ---          ---------------          ------------------------------------


                                                   FORM 13F INFORMATION TABLE                              -------------------------
                                                                                                                (SEC USE ONLY)
                                               Name of Reporting Manager: BVF Inc.
                                                                                                           -------------------------
             COLUMN 1              COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -------------------------
                                                            VALUE      SHRS    SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)    PRN     PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
------------------------------- ---------------- --------- -------- ---------  --- ---- ---------- --------- -------- -------- -----
Aclara Biosciences Inc.         Com              00461P106     188     37,000   Sh        Defined       1       37,000
------------------------------------------------------------------------------------------------------------------------------------
Advanced Magnetics Inc.         Com              00753P103   4,001  1,096,133   Sh        Defined       1    1,096,133
------------------------------------------------------------------------------------------------------------------------------------
Applied Molecular Evolution     Com              03823E108     609     49,500   Sh        Defined       1       49,500
------------------------------------------------------------------------------------------------------------------------------------
Arena Pharmaceuticals Inc.      Com              040047102  11,125    924,800   Sh        Defined       1      924,800
------------------------------------------------------------------------------------------------------------------------------------
Atherogenics Inc.               Com              047439104  30,057  4,968,070   Sh        Defined       1    4,968,070
------------------------------------------------------------------------------------------------------------------------------------
Autoimmune Inc.                 Com              052776101   4,390  3,429,597   Sh        Defined       1    3,429,597
------------------------------------------------------------------------------------------------------------------------------------
Biocryst Pharmaceuticals, Inc.  Com              09058V103   6,951  1,755,400   Sh        Defined       1    1,755,400
------------------------------------------------------------------------------------------------------------------------------------
Cortech Inc.                    Com New          22051J308   3,103    762,466   Sh        Defined       1      762,466
------------------------------------------------------------------------------------------------------------------------------------
Corvas Int'l Inc.               Com              221005101   9,095  1,388,529   Sh        Defined       1    1,388,529
------------------------------------------------------------------------------------------------------------------------------------
Epimmune Inc.                   Com              29425Y101     317    105,700   Sh        Defined       1      105,700
------------------------------------------------------------------------------------------------------------------------------------
Essential Therapeutics Inc.     Com              29669A108   2,545    591,907   Sh        Defined       1      591,907
------------------------------------------------------------------------------------------------------------------------------------
Flamel Technologies S.A.        Sponsored ADR    338488109   3,400  1,250,000   Sh        Defined       1    1,250,000
------------------------------------------------------------------------------------------------------------------------------------
Icos Corp.                      Com              449295104   2,010     35,000   Sh        Defined       1       35,000
------------------------------------------------------------------------------------------------------------------------------------
Kosan Biosciences Inc.          Com              50064W107     956    119,700   Sh        Defined       1      119,700
------------------------------------------------------------------------------------------------------------------------------------
Neurogen Corp.                  Com              64124E106   1,892    108,294   Sh        Defined       1      108,294
------------------------------------------------------------------------------------------------------------------------------------
Praecis Pharmaceutical Inc.     Com              739421105   6,330  1,087,600   Sh        Defined       1    1,087,600
------------------------------------------------------------------------------------------------------------------------------------
Repligen Corp.                  Com              759916109   8,284  3,400,700   Sh        Defined       1    3,400,700
------------------------------------------------------------------------------------------------------------------------------------
Synaptic Pharmaceutical Corp.   Com              87156R109  10,829  1,798,883   Sh        Defined       1    1,798,883
------------------------------------------------------------------------------------------------------------------------------------
Titan Pharmaceutical Corp.      Com              888314101   6,290    641,200   Sh        Defined       1      641,200
------------------------------------------------------------------------------------------------------------------------------------
Zonagen Inc.                    Com              98975L108   3,613    516,200   Sh        Defined       1      516,200
------------------------------------------------------------------------------------------------------------------------------------
AMGEN Inc.                      Com              031162100  28,220    500,000       Put   Defined       1
------------------------------------------------------------------------------------------------------------------------------------
Icos Corp.                      Com              449295104   5,744    100,000       Put   Defined       1
------------------------------------------------------------------------------------------------------------------------------------
Immunex Corp.                   Com              452528102   2,785    100,500       Put   Defined       1
------------------------------------------------------------------------------------------------------------------------------------

CUMULATIVE TOTAL                                           152,734
------------------------------------------------------------------------------------------------------------------------------------